April 20, 2015

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn: Mr. Jay Williamson

Re: Prudential Investment Portfolios 3: Form N-1A

Post-Effective Amendment No. 44 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 45 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-95849

Investment Company Act No. 811-09805

Dear Mr. Williamson:

We filed through EDGAR on February 3, 2015 on behalf of Prudential Investment Portfolios 3 (the “Trust”) Post-Effective Amendment No. 44 to the Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 45 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment was filed under Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new series to the Trust, the Prudential Global Tactical Allocation Fund (the “Fund”), designating automatic effectiveness 75 days after the filing date.

On April 1, 2014 we filed through EDGAR a correspondence including comments that you provided to Claudia DiGiacomo on March 17, 2015 as well as responses to the comments (the “Initial Letter”). This letter is intended to respond to the staff’s comments to the Initial Letter provided by you to Claudia DiGiacomo on April 8, 2015. For your convenience, a summary of the staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below. As applicable, the responses will be included in Post-Effective Amendment No. 45 to the Registrant’s registration statement to be filed under Rule 485(b) with immediate effectiveness.

Prospectus

1. Comment

With respect to the Fund’s response to comment no. 2 in the Initial Letter, you advised that the staff does not agree with the Fund’s response and that the staff interprets footnote 42 to the adopting release for Rule 35d-1 under the 1940 Act (see “Final Rule: Investment Company Names,” Inv. Co. Act Rel. No. 24828 at n.13 (Jan. 17, 2001) (the “Adopting Release”) as requiring that a fund’s name be tied to the assets or securities in which it invests, rather than “exposures.” Thus, the staff advises that the reference to “exposures” should be changed to “assets” or “securities.”

Response

The Fund has clarified its disclosure to state the following: “As a fund that invests globally, the Fund has a principal strategy to generally invest the Fund’s assets in investments that maintain exposure to at least four countries (including the U.S.).” The Registrant believes that this approach satisfies the staff’s concerns.

2. Comment

With respect to your response to comment 13 in the Initial Letter, you advised that the staff does not agree with the Fund’s response and that the staff takes the position that the prospectus should disclose that shareholders would be provided with “reasonable notice” if a material change is made to a fund’s non-fundamental investment objective.

Response

The Fund submits that current applicable rules and regulations do not require that the Fund provide shareholders with prior notice for revising a non-fundamental policy (other than an 80% test required by Rule 35d-1), and that Form N-1A does not require a fund to disclose the length of the notice that would be provided for such a change. Based on the facts, circumstances and materiality relating to a hypothetical revision to a non-fundamental policy, the Manager and the Fund’s Board would determine whether advance notice to shareholders is necessary and the appropriate length of any such notice period.

SAI

3. Comment

With respect to the Fund’s response to comment 9 to the statement of additional information, you advised that the staff does not agree with the Fund’s response and takes the position that Instruction 2 to Item 20(a)(2) of Form N-1A requires that only those accounts in which the portfolio manager is primarily involved should be disclosed in the table.

Response

The Fund submits that no changes to the disclosure are necessary. The Fund notes that Instruction 2 states that “[i]f a committee, team, or other group of persons that includes the Portfolio Manager is jointly and primarily responsible for the day-to-day management of the portfolio or account, include the account in responding to paragraph (a) of the table.” Pursuant to that Instruction, the Fund has included in the table those accounts for which a team including the portfolio manager is jointly and primarily responsible. The Fund submits that it is not practicable to list only those accounts in which a portfolio manager is primarily involved on a day-to-day basis because accounts are managed on a team basis and the portfolio manager’s involvement in the management of the account may vary over time.

Tandy Representations

The Trust hereby acknowledges that (i) the Trust is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) Commission staff comments or changes to disclosure in the Registration Statement in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Registration Statement; and (iii) the Trust may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to the Registration Statement may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

  /s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President & Corporate Counsel